Note 8 - Schedule of Finite Lived Intangible Assets, Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2014 USD ($)
2015	$ 10,691
2016	10,816
2017	8,201
2018	5,999
2019	$ 5,360